STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (150,560)	$ (343,033)
Changes in assets and liabilities:
Increase (decrease) in accrued expenses	144,590
Net Cash Used by Operating Activities	(718)
CASH FLOWS FROM INVESTING ACTIVITIES
Net Cash Used by Investing Activities	0
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related parties	746
Net Cash Provided by Financing Activities	746
Cash and cash equivalents, beginning of period	519
Cash and cash equivalents, end of period	387	519	$ 519		$ 519
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid
Income taxes paid
Transitional Period [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period			(309,500)	$ (60,001)		$ (250,511)	$ (258,702)
Non-cash items related to operations
Stock based compensation			243,000	0		130,000	126,000
Changes in assets and liabilities:
Increase (decrease) in accrued expenses			14,000	60,533		121,042	130,953
Increase (decrease) in accrued interest			0	0		0	249
Increase (decrease) in advance from related party			0	0		0	1,500
Increase (decrease) in due from attorney			2,500	(532)		(531)	0
Net Cash Used by Operating Activities			(50,000)	0		0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of intellectual property			0	0		0	0
Website development			0	0		0	0
Net Cash Used by Investing Activities			0	0		0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related parties			50,000	0		0	0
Proceeds from notes payable			0	0		0	0
Net Cash Provided by Financing Activities			50,000	0		0	0
Net Increase (Decrease) in Cash and Cash Equivalents			0	0		0	0
Cash and cash equivalents, beginning of period	$ 0		0	0	0	0	0
Cash and cash equivalents, end of period		$ 0	0	0	$ 0	0	0
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid			0	0		0	0
Income taxes paid			0	0		0	0
NON-CASH INVESTING AND FINANCING INFORMATION
Common stock to be issued for acquisition			600,000	0		0	0
Common stock issued for services			$ 243,000	$ 0		$ 130,000	$ 0